Loans and advances to customers - Impaired loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortized cost category | Loans to customers (non-performing)
Financial assets
Beginning balance	$ 21,909
Balance at year-end	22,653	$ 21,909
Gross carrying amount
Financial assets
Beginning balance	723,827
Balance at year-end	772,088	723,827
Loans and advances - Customers | Impairment losses
Financial assets
Written-off assets	26,477	21,590	$ 21,154
Loans and advances - Customers | Impairment losses | Financial assets at amortized cost category
Financial assets
Written-off assets	26,477
Loans and advances - Customers | Gross carrying amount | Financial assets at amortized cost category
Financial assets
Written-off assets	(26,477)
Loans and advances - Customers | Gross carrying amount | Financial assets at amortized cost category | Loans to customers (non-performing)
Financial assets
Beginning balance	21,909	17,952	18,429
Additions	32,526	37,216	31,418
Transfers to performing loans	(5,305)	(11,669)	(10,741)
Written-off assets	(26,477)	(21,590)	(21,154)
Balance at year-end	$ 22,653	$ 21,909	$ 17,952